Commitments and Contingencies - Schedule of Future Minimum Contractual Charter Revenues (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,048
Total	$ 2,048